Property, Plant and Equipment (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total	¥ 166,741	¥ 148,430
Less: Accumulated depreciation	(128,807)	(122,355)
Property, plant and equipment, net	37,934	26,075
Building [Member]
Property, Plant and Equipment [Line Items]
Total	12,317	12,317
Office equipment, furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	129,848	119,478
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	10,292	10,443
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total	¥ 14,284	¥ 6,192